INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 14,177,495	¥ 14,676,141
Accumulated amortization	(8,570,394)	(6,896,392)
Net carrying amount	5,607,101	7,779,749	$ 859,326
Estimated amortization expense for the year ending 2021	1,985,999
Estimated amortization expense for the year ending 2022	1,985,999
Estimated amortization expense for the year ending 2023	550,803
Estimated amortization expense for the year ending 2024	263,764
Estimated amortization expense for the year ending 2025	263,764
Trademarks
INTANGIBLE ASSETS, NET
Gross carrying amount	8,434,457	8,911,271
Accumulated amortization	(4,644,020)	(3,193,738)
Net carrying amount	¥ 3,790,437	¥ 5,717,533
Trademarks | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Trademarks | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
Domain name
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 3,799,642	¥ 3,821,474
Accumulated amortization	(3,547,129)	(3,517,748)
Net carrying amount	¥ 252,513	¥ 303,726
Domain name | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Domain name | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
License
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Gross carrying amount	¥ 1,943,396	¥ 1,943,396
Accumulated amortization	(379,245)	(184,906)
Net carrying amount	¥ 1,564,151	¥ 1,758,490